Retirement benefits - Actuarial assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plans
Disclosure of defined benefit plans [line items]
Discount rate, benefit obligations	3.03%	2.69%
Future compensation rate increase, benefit obligations	3.60%	3.65%
Discount rate, benefit expense	2.69%	3.00%
Future compensation rate increase, benefit expense	3.65%	3.50%
Other retirement benefit plans
Disclosure of defined benefit plans [line items]
Discount rate, benefit obligations	3.08%	2.70%
Discount rate, benefit expense	2.70%	3.00%